CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 12,746	$ 49,844	$ 119,063
Adjustments to reconcile net income to cash provided by operating activities
Depreciation and amortization of deferred charges	44,691	49,785	43,326
Amortization of debt issuance costs (Note 13)	2,372	2,620	2,286
Compensation cost on restricted stock (Note 11(g))	10,012	9,938	9,282
Provision for credit loss	0	0	133
Dividend income (Note 5(a))	0	(3)	(100)
Pension and other postretirement benefits	4	55	182
(Gain)/loss on derivative instruments (Note 8)	(274)	439	0
Gain on sale of vessels (Notes 6)	(5,799)	(5,323)	(2,850)
(Gain)/loss on related party investments (Note 5)	3,905	(1,502)	(589)
Loss on extinguishment of debt	3,475	748	435
Gain on deconsolidation of subsidiary	0	(844)	0
(Gain)/loss from equity method investments (Note 4)	146	262	(894)
Gain/(loss) on equity securities (Note 5(b))	400		0
Gain/(loss) on equity securities (Note 5(b))		(2,813)
Gain on warrants (Note 11(e))	(719)	(1,583)	0
(Increase) / Decrease
Accounts receivable, trade	(695)	256	(3,427)
Due from related parties	119	(252)	736
Inventories	863	(511)	1,768
Prepaid expenses and other assets	1,247	(1,950)	(1,265)
Other non-current assets	0	70	(16)
Investments in equity securities	20,329	(17,916)
Increase / (Decrease)
Accounts payable, trade and other	(673)	(1,761)	1,465
Due to related parties	(569)	(57)	(72)
Accrued liabilities	(520)	282	3,956
Deferred revenue	672	(4,195)	2,026
Other non-current liabilities	(158)	437	(218)
Drydock cost	(8,044)	(5,646)	(16,368)
Net Cash Provided by Operating Activities	83,530	70,380	158,859
Cash Flows from Investing Activities:
Payments for vessels under construction and vessel improvements	(20,516)	(29,732)	(230,302)
Proceeds from sale of vessels, net of expenses (Note 6)	35,154	36,560	4,372
Payments to acquire investments (Note 4)	(27,203)	(10,595)	0
Time deposits (Note 2(e))	(23,500)	6,500	46,500
Payments to acquire other assets	0	(216)	0
Cash divested from deconsolidation	0	(771)
Proceeds from convertible loan with limited partnership	0	25,189	0
Payments to acquire property, furniture and fixtures (Note 7))	(3,718)	(2,006)	(667)
Net Cash Provided By/(Used) in Investing Activities	(39,783)	24,929	(273,097)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt and finance liabilities	117,150	57,696	275,133
Proceeds from issuance of common stock, net of expenses (Note 11(e))	24,195	0	5,266
Payments for issuance of common stock (Note 11(e))	0	(79)
Payments of dividends, preferred stock (Note 11(b))	(5,769)	(5,769)	(5,769)
Payments of dividends, common stock (Note 11(f))	(29,004)	(41,427)	(79,812)
Payments for repurchase of common stock			(3,799)
Payments of financing costs (Notes 8 and 9)	(5,238)	(1,724)	(3,302)
Repayments of long-term debt and finance liabilities (Notes 8 and 9)	(123,007)	(79,842)	(102,839)
Net Cash Provided by/(Used) in Financing Activities	(21,673)	(71,145)	84,878
Cash, Cash Equivalents and Restricted Cash, Period Increase/(Decrease)	22,074	24,164	(29,360)
Cash, Cash Equivalents and Restricted Cash, Beginning Balance	121,592	97,428	126,788
Cash, Cash Equivalents and Restricted Cash, Ending Balance	143,666	121,592	97,428
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	124,666	101,592	76,428
Restricted cash, non-current	19,000	20,000	21,000
Cash, Cash Equivalents and Restricted Cash, Total	143,666	121,592	97,428
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash acquisition of assets	0	7,809	136,038
Non-cash debt assumed	0		20,571
Non-cash finance liability	0		47,782
Stock issued in noncash financing activities	3,852	7,809	67,909
Non-cash investments acquired	0	10,000
Noncash dividend	0	41,521
Transfer to investments	0		1,370
Interest paid, net of amounts capitalized	$ 46,257	$ 46,473	$ 21,306